Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
MSCI All Country World ex-USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI World Ex USA Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	29.69%	3.16%	7.43%
The Brown Capital Management Small Company Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	(11.28%)	(7.13%)	6.15%
The Brown Capital Management Small Company Fund - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(21.49%)	(11.99%)	2.56%
The Brown Capital Management Small Company Fund - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.85%	(4.99%)	5.07%
The Brown Capital Management International Small Company Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	(2.05%)	(0.20%)	9.53%
The Brown Capital Management International Small Company Fund - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.05%)	(0.47%)	9.23%
The Brown Capital Management International Small Company Fund - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.21%)	(0.17%)	7.76%
The Brown Capital Management Small Company Fund - Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	(11.46%)	(7.30%)	5.95%
The Brown Capital Management Small Company Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(22.33%)	(12.40%)	2.20%
The Brown Capital Management Small Company Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.24%	(5.09%)	4.92%
The Brown Capital Management International Small Company Fund - Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	(2.30%)	(0.43%)	9.26%
The Brown Capital Management International Small Company Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.30%)	(0.70%)	8.95%
The Brown Capital Management International Small Company Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.36%)	(0.34%)	7.52%